Loan Level Exception - Disposition
Run Date - 10/5/2023 12:45:55 PM																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	624	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (Final/XX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing evidence borrower was provided the LO Compensation Disclosure at time of application.
Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Missing evidence borrower was provided the Anti Steering Disclosure at time of application.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Final CD does not reflect the number of months for property taxes in Section F Prepaids.	BUYER - WAIVED COMMENT (XXXX-09-24): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (XXXX-09-24): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (XXXX-09-24): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B